Accounts receivable, net - Movement of the allowance for doubtful accounts (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Balance at the beginning of the year	¥ 6,887	¥ 0	¥ 0
Additions	9,951	6,887	0
Reversal	(2,426)	0	0
Write-off	(507)	0	0
Balance at the end of the year	¥ 13,905	¥ 6,887	¥ 0